CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of comprehensive income [abstract]
Loss for the year	€ (23,499)	€ (96,635)	€ (435,482)
Other comprehensive income that will not be reclassified to profit or loss in subsequent years:
Remeasurements on post-employment benefit obligations	1,435	3,826	52
Changes in the fair value of equity investments at fair value through other comprehensive income	1,344	0	0
Aggregate income tax effect	(95)	(570)	108
Other comprehensive income that will not be reclassified to profit or loss in subsequent years:	2,684	3,256	160
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:
Currency translation differences	(4,169)	2,535	4,120
Hyperinflation adjustment	411	0	0
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:	(3,758)	2,535	4,120
Other comprehensive income / (loss) for the year, net of tax	(1,074)	5,791	4,280
Total comprehensive income / (loss)	(24,573)	(90,844)	(431,202)
Attributable to:
Owners of the parent	(26,118)	(90,554)	(429,141)
Non-controlling interest	€ 1,545	€ (290)	€ (2,061)